Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property, plant and equipment

Useful Lives
Buildings	20 years
Buildings improvements	5 to 10 years
Production machineries, facilities and equipment	2 to 10 years
Motor vehicles	2 to 4 years
Mold and tooling	Units-of-production
Leasehold improvements	Shorter of the estimated useful life or lease term

Schedule of estimated useful lives of intangible assets

Useful Lives
Software and Patents	5 to 10 years

Schedule of accrued warranty activity

	For the Year Ended December 31,
	2022	2023
Accrued warranty at beginning of the year	842,345	1,594,312
Warranty cost incurred	(48,963)	(127,901)
Provision for warranty	800,930	2,268,650
Adjustments to pre-existing warranty liabilities(i)	—	(483,949)
Accrued warranty at end of the year	1,594,312	3,251,112
Including: Accrued warranty, current	141,832	236,699
Accrued warranty, non-current	1,452,480	3,014,413